Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	Apr. 24, 2020	Apr. 17, 2020 ARS ($)	Mar. 20, 2020	Mar. 05, 2020	Mar. 04, 2020 ARS ($)	Mar. 04, 2020 USD ($)	Jan. 24, 2020 ARS ($)	Jan. 24, 2020 USD ($)
No Series V [member] | BADLAR variable rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued								$ 2,112.0
Interest rate							5.00%	5.00%
NO Series VI [member] | BADLAR variable rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued								$ 2,150.0
Interest rate					6.00%	6.00%	6.00%	6.00%
Principal Maturity					July 2021
No Series VII [member] | Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued								$ 9.9
Interest rate							5.00%	5.00%
No Series VIII [member] | Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued						$ 8.9
Interest rate					5.00%	5.00%
No Series IX [Member] | Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued						$ 3.9
Interest rate					6.00%	6.00%
NO Series X [member] | BADLAR variable rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued		$ 993
Interest rate		3.00%
Additional NO Series III [Member] | BADLAR variable rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued		$ 496
Interest rate		6.00%
Principal Maturity		December 2020
Additional NO Series VI [Member] | BADLAR variable rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued					$ 2,856
Additional NO Series XLVI [member] | BADLAR variable rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans accrued							$ 4,105
Interest rate							6.00%	6.00%
Principal Maturity					2021
COVID-19 [member]
Disclosure of non-adjusting events after reporting period [line items]
General restriction period			60 days
COVID-19 [member] | Gasolines [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of decrease in demand			70.00%
COVID-19 [member] | Diesel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of decrease in demand			40.00%
Authorization for issue of financial statements [member]
Disclosure of non-adjusting events after reporting period [line items]
Date of authorisation for issue of financial statements				Mar. 05, 2020
Date of approval for inclusion of subsequent events in financial statements	Apr. 24, 2020